UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21749

CRM Mutual Fund Trust

(Exact name of registrant as specified in charter)

c/o PFPC Inc. 103 Bellevue Parkway Wilmington, DE 19809
(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

Copy to:

Thomas John Holton

Bingham McCutchen LLP

150 Federal Street

Boston, MA 02110

registrant’s telephone number, including area code: 212-326-5300

Date of fiscal year end: June 30, 2008

Date of reporting period: December 31, 2007

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMI-ANNUAL REPORT	December 31, 2007

Dear Fellow Shareholder:

In the second half of 2007, the inevitable repricing of risk finally became a reality. As credit spreads widened, the financing markets seized up. It became difficult to price existing instruments and nearly impossible to issue new ones. The global equity markets experienced a significant surge in volatility and prices declined off of recent highs for the better part of a month during the third quarter and again in the fourth quarter.

November and December offered a turbulent ride for the equity markets, as the news headlines from the financial sector seemed to successively trump one another day-by-day with higher loss totals and liquidity mark-to-market charges, as the easy lending excesses unraveled with increasing speed and correlation. The repercussions reached all the way into the CEO suite for many institutions. Access to liquidity sources moved to the forefront, and those firms that needed to raise capital paid a steep price. We also witnessed a dramatic change in the private equity landscape as acquiring firms chose to walk away from deals by paying break-up fees or litigation, versus the option of closing on the deals that were negotiated months before. Indeed, this latter phenomenon served to reopen the door for strategic corporate buyers who had been shut out by the easy money competition. The Federal Reserve Bank did respond to provide liquidity, with both Fed Funds rate cuts and a novel term funds auction plan to supplement its traditional discount window availability, balancing the need to address slowing growth and inflationary pressures. Along with financials, consumer-related sectors performed the worst, particularly during the fourth quarter, as investors became more convinced that the general economy would slow from its strong first half 2007 pace. Materials and energy were the best performing sector during the period as investors embraced the benefits of global growth.

We expect that it will still take some time to fully assess the damage and that some markets will take longer to fully recover. The U.S. economy does seem to be slowing again and so a period of Fed easing does seem both necessary and welcome. As always, we believe that good stock selection is essential for sustained outperformance. Volatile periods always provide an abundance of opportunities.

Sincerely,

CRM Funds

Ronald H. McGlynn	Jay B. Abramson
President	President
CRM Mutual Fund Trust	Cramer Rosenthal McGlynn, LLC

This report must be preceded or accompanied by the current prospectus for the Funds. Before investing, you should carefully read the prospectus and consider the investment objectives, risks, changes and expenses of the Funds. Additional copies of the prospectus may be obtained at www.crmfunds.com or at 800-CRM-2883.

Distributed by PFPC Distributors, Inc., King of Prussia, PA 19406

1	CRM Funds

CRM FUNDS

EXPENSE DISCLOSURE (Unaudited)

DISCLOSURE OF FUND EXPENSES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your Fund’s expenses in two ways.

•

Actual fund return.    The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

•

Hypothetical 5% return.    The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs that may be levied by other funds, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The “Annualized Expense Ratio” reflects the actual expenses for the period indicated.

For the Period July 1, 2007 to December 31, 2007

Expense Table

	Beginning Account Value 07/01/07	Ending Account Value 12/31/07	Annualized Expense Ratio	Expenses Paid During Period[1]
Small Cap Value Fund - Investor Shares
Actual Fund Return	$1,000	$882.90	1.11%	$5.25
Hypothetical (5% Return Before Expenses)	$1,000	$1,019.56	1.11%	$5.63

2	CRM Funds

CRM FUNDS

EXPENSE DISCLOSURE (Unaudited) (Continued)

	Beginning Account Value 07/01/07	Ending Account Value 12/31/07	Annualized Expense Ratio	Expenses Paid During Period[1]
Small Cap Value Fund - Institutional Shares
Actual Fund Return	$1,000	$884.30	0.86%	$4.07
Hypothetical (5% Return Before Expenses)	$1,000	$1,020.81	0.86%	$4.37

Small/Mid Cap Value Fund - Investor Shares
Actual Fund Return	$1,000	$940.50	1.27%	$6.19
Hypothetical (5% Return Before Expenses)	$1,000	$1,018.75	1.27%	$6.44

Small/Mid Cap Value Fund - Institutional Shares
Actual Fund Return	$1,000	$942.10	1.06%	$5.17
Hypothetical (5% Return Before Expenses)	$1,000	$1,019.81	1.06%	$5.38

Mid Cap Value Fund - Investor Shares
Actual Fund Return	$1,000	$977.20	1.02%	$5.07
Hypothetical (5% Return Before Expenses)	$1,000	$1,020.01	1.02%	$5.18

Mid Cap Value Fund - Institutional Shares
Actual Fund Return	$1,000	$978.00	0.81%	$4.03
Hypothetical (5% Return Before Expenses)	$1,000	$1,021.06	0.81%	$4.12

Large Cap Opportunity Fund - Investor Shares
Actual Fund Return	$1,000	$981.40	1.40%	$6.97
Hypothetical (5% Return Before Expenses)	$1,000	$1,018.10	1.40%	$7.10

Large Cap Opportunity Fund - Institutional Shares
Actual Fund Return	$1,000	$983.00	1.15%	$5.73
Hypothetical (5% Return Before Expenses)	$1,000	$1,019.36	1.15%	$5.84

Large Cap Opportunity Fund - Advisor Shares[2]
Actual Fund Return	$1,000	$983.80	1.15%	$5.73
Hypothetical (5% Return Before Expenses)	$1,000	$1,019.36	1.15%	$5.84

All Cap Value Fund - Investor Shares
Actual Fund Return	$1,000	$936.90	1.50%	$7.30
Hypothetical (5% Return Before Expenses)	$1,000	$1,017.60	1.50%	$7.61

All Cap Value Fund - Institutional Shares
Actual Fund Return	$1,000	$938.80	1.25%	$6.09
Hypothetical (5% Return Before Expenses)	$1,000	$1,018.85	1.25%	$6.34

All Cap Value Fund - Advisor Shares[2]
Actual Fund Return	$1,000	$937.90	1.25%	$6.09
Hypothetical (5% Return Before Expenses)	$1,000	$1,018.85	1.25%	$6.34

[1]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year, then divided by 366.

[2]	The annualized expense ratio for Advisor Shares reflects that the Funds did not pay distribution fees during the period from July 1, 2007 - December 31, 2007.

3	CRM Funds

CRM FUNDS

DISCLOSURE OF PORTFOLIO HOLDINGS (Unaudited)

PORTFOLIO HOLDINGS

December 31, 2007

The following tables present a summary of the portfolio holdings as a percentage of total investments before collateral for loaned securities for the Small Cap Value, Small/Mid Cap Value and Mid Cap Value Funds. The Large Cap Opportunity and All Cap Value Funds present a summary of portfolio holdings as a percentage of total investments.

Small Cap Value Fund
Common Stocks
Manufacturing	34.1%
Finance & Insurance	15.6%
Wholesale & Retail Trade	10.3%
Computer Services & Software	8.5%
Services	8.0%
Healthcare	7.9%
Electric, Gas, Water & Utilities	4.6%
Oil & Gas	4.1%
Transportation	2.6%
Real Estate Investment Trusts	1.2%
Entertainment & Leisure	1.2%
Short-Term Investments	1.9%

100.0%

Small/Mid Cap Value Fund
Common Stocks
Manufacturing	32.3%
Healthcare	13.0%
Finance & Insurance	11.0%
Wholesale & Retail Trade	8.0%
Oil & Gas	7.8%
Aerospace & Defense	5.4%
Computer Services & Software	4.4%
Services	2.9%
Real Estate Investment Trusts	1.6%
Electric, Gas, Water & Utilities	1.2%
Short-Term Investments	11.6%
U.S. Treasury Obligations	0.8%

100.0%

Mid Cap Value Fund
Common Stocks
Manufacturing	28.8%
Finance & Insurance	14.1%
Electric, Gas, Water & Utilities	10.1%
Oil & Gas	9.4%
Wholesale & Retail Trade	8.5%
Computer Services & Software	7.1%
Healthcare	6.9%
Services	3.1%
Aerospace & Defense	3.0%
Real Estate Investment Trusts	1.7%
Consumer Products	0.4%
Short-Term Investments	3.3%
U.S. Treasury Obligations	2.3%
Exchange Traded Funds	1.3%

100.0%

Large Cap Opportunity Fund
Common Stocks
Manufacturing	30.6%
Finance & Insurance	11.5%
Healthcare	9.3%
Oil & Gas	8.7%
Wholesale & Retail Trade	8.0%
Computer Services & Software	7.7%
Aerospace & Defense	6.5%
Electric, Gas, Water & Utilities	5.3%
Services	3.3%
Real Estate Investment Trusts	1.9%
Consumer Products	1.5%
Short-Term Investments	4.0%
U.S. Treasury Obligations	1.7%

100.0%

4	CRM Funds

CRM FUNDS

DISCLOSURE OF PORTFOLIO HOLDINGS (Unaudited) (Continued)

All Cap Value Fund
Common Stocks
Manufacturing	36.4%
Finance & Insurance	15.5%
Healthcare	11.9%
Computer Services & Software	7.2%
Oil & Gas	6.9%
Electric, Gas, Water & Utilities	4.7%
Wholesale & Retail Trade	4.7%
Aerospace & Defense	3.6%
Real Estate Investment Trusts	3.1%
Services	2.3%
Short-Term Investments	3.7%

100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds file a complete schedule of investments with the Securities and Exchange Commission (“SEC”) for their first and third fiscal quarters on Form N-Q. Form N-Q is available upon request, without charge, by visiting the SEC’s website at http://www.sec.gov, or they may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

5	CRM Funds

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2007 (Unaudited)

Shares		Value
Common Stock (98.1%)
Computer Services & Software (8.5%)
484,600	ACI Worldwide, Inc.[1,3]	$9,226,784
549,900	Checkpoint Systems, Inc.[1]	14,286,402
995,989	Insight Enterprises, Inc.[1]	18,166,840
1,364,813	SkillSoft PLC, ADR[1,2],6	13,047,612

		54,727,638

Electric, Gas, Water, & Utilities (4.6%)
528,000	Cleco Corp.	14,678,400
323,964	El Paso Electric Co.[1]	8,283,759
228,500	NorthWestern Corp.[3]	6,740,750

		29,702,909

Entertainment & Leisure (1.2%)
432,200	Callaway Golf Co.	7,533,246

Finance & Insurance (15.6%)
Commercial Banks (3.6%)
209,800	Bank of Hawaii Corp.	10,729,172
269,160	Capital Corp. of the West	5,229,779
223,300	Webster Financial Corp.	7,138,901

		23,097,852

Financial Services (1.2%)
145,250	Stifel Financial Corp.[1,3]	7,635,793

Insurance Carriers (3.8%)
358,300	Max Capital Group Ltd.	10,028,817
358,300	Protective Life Corp.	14,697,466

		24,726,283

Savings, Credit, & Other Financial Institutions (7.0%)
456,900	Astoria Financial Corp.	10,632,063
1,500,600	Brookline Bancorp, Inc.	15,246,096
1,399,000	Investors Bancorp, Inc.[1]	19,781,859

		45,660,018

Total Finance & Insurance		101,119,946

Healthcare (7.9%)
Healthcare-Equipment (5.4%)
760,400	Cyberonics, Inc.[1,3]	10,006,864
274,750	Edwards Lifesciences Corp.[1]	12,635,753
335,600	The Cooper Cos., Inc.[3]	12,752,800

		35,395,417

Pharmaceuticals (2.5%)
450,500	BioMarin Pharmaceutical, Inc.[1,3]	15,947,700

Total Healthcare		51,343,117

Manufacturing (34.1%)
Auto Parts & Equipment (3.3%)
1,152,600	ArvinMeritor, Inc.[3]	13,519,998
540,250	Commercial Vehicle Group, Inc.[1]	7,833,625

		21,353,623

Chemical & Allied Products (4.8%)
503,459	Compass Minerals International, Inc.	20,641,819
70,000	Ferro Corp.	1,451,100
298,200	Rockwood Holdings, Inc.[1]	9,906,204

		31,999,123

Shares		Value
Manufacturing (continued)
Containers & Packaging (3.4%)
336,574	Greif, Inc. — Class A	$22,001,842

Diversified Manufacturing Industries (3.6%)
694,800	Barnes Group, Inc.	23,199,372

Electronic Components & Equipment (3.4%)
512,600	Electronics for Imaging, Inc.[1]	11,523,248
620,800	Veeco Instruments, Inc.[1,3]	10,367,360

		21,890,608

Food & Beverage (4.7%)
642,400	Lance, Inc.	13,117,808
281,200	Ralcorp Holdings, Inc.[1]	17,094,148

		30,211,956

Misc. Electrical Machinery, Equipment,& Supplies (2.9%)
417,031	Regal-Beloit Corp.	18,745,543

Misc. Industrial Machinery & Equipment (2.3%)
274,894	Kaydon Corp.[3]	14,992,719

Misc. Manufacturing Industries (1.2%)
299,500	Oxford Industries, Inc.[3]	7,718,115

Recreational Vehicles (1.3%)
215,600	Thor Industries, Inc.[3]	8,194,956

Semiconductors (1.5%)
842,800	Integrated Device Technology, Inc.[1]	9,532,068

Telecommunications Equipment (1.7%)
1,235,067	Journal Communications, Inc. — Class A	11,041,499

Total Manufacturing		220,881,424

Oil & Gas (4.1%)
367,645	Range Resources Corp.	18,882,247
160,400	Unit Corp.[1]	7,418,500

		26,300,747

Real Estate Investment Trusts (1.2%)
407,500	DuPont Fabros Technology, Inc.[3]	7,987,000

Services (8.0%)
Business Services (5.9%)
457,115	G & K Services, Inc. — Class A	17,150,955
758,300	Korn/Ferry International[1]	14,271,206
143,700	Watson Wyatt Worldwide, Inc. — Class A	6,669,117

		38,091,278

Commercial Services (1.0%)
305,700	TeleTech Holdings, Inc.[1]	6,502,239

Sanitary Services (1.1%)
561,960	Casella Waste Systems, Inc. — Class A1	7,327,958

Total Services		51,921,475

See accompanying notes.	6	CRM Funds

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2007 (Unaudited)

Shares		Value
Transportation (2.6%)
Marine (1.6%)
222,420	Kirby Corp.[1]	$10,338,082

Trucking (1.0%)
450,800	Vitran Corp., Inc.[1]	6,414,884

Total Transportation		16,752,966

Wholesale & Retail Trade (10.3%)
Retail Apparel & Accessory Stores (4.7%)
855,200	Dress Barn, Inc.[1,3]	10,698,552
750,582	Tween Brands, Inc.[1,3]	19,875,411

		30,573,963

Retail Building Materials (3.0%)
883,204	Interline Brands, Inc.[1]	19,351,000

Wholesale-Lumber & Construction Material (0.7%)
521,700	Beacon Roofing Supply, Inc.[1,3]	4,392,714

Wholesale-industrial Supplies (1.9%)
308,900	WESCO International, Inc.[1,3]	12,244,796

Total Wholesale & Retail Trade		66,562,473

Total Common Stock (Cost $585,771,911)		634,832,941

Shares		Value
Short-Term Investments (1.8%)
5,994,705	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	$5,994,705
5,994,704	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	5,994,704

Total Short-Term Investments (Cost $11,989,409)		11,989,409

Total Investments Before Short-TermInvestments Helds As Collateral For Loaned Securities (99.9%) (Cost $597,761,320)		646,822,350

Short-Term Investments Held As CollateralFor Loaned Securities (13.5%)[4]
Institutional Money Market Trust
87,376,679	Institutional Money Market Trust
(Cost $87,376,679)		87,376,679

Total Investments (113.4%) (Cost $685,137,999)		734,199,029	[5]
Liabilities in Excess of Other Assets (-13.4%)		(86,906,406)

Total Net Assets (100.0%)		$647,292,623

[1]	Non-incoming producing security.
[2]	ADR — American Depository Receipt.
[3]	Security partially or fully on loan.
[4]	See Note 5 in Notes to Financial Statements.
[5]	At December 31, 2007, the market value of securities on loan for the Small Cap Value Fund was $83,019,779.
[6]	PLC — Public Limited Company.

See accompanying notes.	7	CRM Funds

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2007 (Unaudited)

Shares		Value
Common Stock (94.4%)
Aerospace & Defense (5.8%)
25,700	Esterline Technologies Corp.[1]	$1,329,975
70,900	Goodrich Corp.[2]	5,006,249
67,300	Moog, Inc. — Class A1	3,083,013

		9,419,237

Computer Services & Software (4.8%)
203,840	Parametric Technology Corp.[1]	3,638,544
149,700	Teradata Corp.[1]	4,103,277

		7,741,821

Electric, Gas, Water, & Utilities (1.3%)
125,300	CMS Energy Corp.	2,177,714

Finance & Insurance (11.9%)
Commercial Banks (5.0%)
45,200	Bank of Hawaii Corp.	2,311,528
238,980	People’s United Financial, Inc.[2]	4,253,844
46,700	Webster Financial Corp.	1,492,999

		8,058,371

Insurance Carriers (1.7%)
68,000	Protective Life Corp.	2,789,360

Savings, Credit, & Other Financial Institutions (5.2%)
17,700	Affiliated Managers Group, Inc.[1,2]	2,079,042
104,700	Astoria Financial Corp.	2,436,369
110,500	Hudson City Bancorp, Inc.	1,659,710
197,000	TFS Financial Corp.[1]	2,352,180

		8,527,301

Total Finance & Insurance		19,375,032

Healthcare (13.9%)
Healthcare-Equipment (10.0%)
70,000	C.R. Bard, Inc.	6,636,000
60,800	Edwards Lifesciences Corp.[1]	2,796,192
68,400	Kinetic Concepts, Inc.[1,2]	3,663,504
83,400	The Cooper Cos., Inc.	3,169,200

		16,264,896

Healthcare-Supplies (1.5%)
32,500	Millipore Corp.[1,2]	2,378,350

Pharmaceuticals (2.4%)
111,500	BioMarin Pharmaceutical, Inc.[1]	3,947,100
3,600	IMS Health, Inc.	82,944

		4,030,044

Total Healthcare		22,673,290

Manufacturing (34.8%)
Auto Parts & Equipment (1.6%)
52,200	WABCO Holdings, Inc.	2,614,698

Building Materials & Components (2.6%)
39,200	Goodman Global, Inc.[1]	961,968
69,600	Trane, Inc.	3,251,016

		4,212,984

Shares		Value
Manufacturing (continued)
Chemical & Allied Products (3.9%)
51,800	Cytec Industries, Inc.	$3,189,844
96,900	Rockwood Holdings, Inc.[1]	3,219,018

		6,408,862

Containers & Packaging (3.3%)
40,900	Greif, Inc. — Class A	2,673,633
98,600	Pactiv Corp.[1]	2,625,718

		5,299,351

Diversified Manufacturing Industries (1.7%)
72,500	Carlisle Cos., Inc.[2]	2,684,675

Electronic Components & Equipment (6.9%)
76,400	Amphenol Corp. — Class A	3,542,668
128,400	Electronics for Imaging, Inc.[1]	2,886,432
192,400	NCR Corp.[1]	4,829,240

		11,258,340

Food & Beverage (3.4%)
71,100	McCormick & Co., Inc.[2]	2,695,401
46,800	Ralcorp Holdings, Inc.[1]	2,844,972

		5,540,373

Metal Fabrication (1.6%)
87,900	Commercial Metals Co.	2,588,655

Metal Products (2.8%)
61,000	Carpenter Technology Corp.	4,585,370

Misc. Industrial Machinery & Equipment (1.6%)
47,400	Kaydon Corp.	2,585,196

Misc. Manufacturing Industries (2.3%)
79,700	Oshkosh Truck Corp.[2]	3,766,622

Recreational Vehicles (1.8%)
75,800	Thor Industries, Inc.	2,881,158

Semiconductors (1.3%)
403,540	LSI Corp.[1,2]	2,142,797

Total Manufacturing		56,569,081

Oil & Gas (8.4%)
63,900	Dresser-Rand Group, Inc.[1]	2,495,295
54,600	Oneok, Inc.	2,444,442
42,700	Pride International, Inc.[1]	1,447,530
134,900	Questar Corp.	7,298,090

		13,685,357

Real Estate Investment Trusts (1.7%)
108,900	iStar Financial, Inc.[2]	2,836,845

Services (3.1%)
Business Services (1.7%)
49,500	Manpower, Inc.	2,816,550

Printing & Publishing (1.4%)
59,800	R.R. Donnelley & Sons Co.	2,256,852

Total Services		5,073,402

See accompanying notes.	8	CRM Funds

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2007 (Unaudited)

Par/Shares		Value
Wholesale & Retail Trade (8.7%)
Retail Apparel & Accessory Stores (2.7%)
160,400	Dress Barn, Inc.[1]	$2,006,604
89,100	Tween Brands, Inc.[1,2]	2,359,368

		4,365,972

Specialty Retail Stores (3.8%)
84,600	Advance Auto Parts, Inc.	3,213,954
113,400	Dollar Tree Stores, Inc.[1]	2,939,328

		6,153,282

Wholesale-Industrial Supplies (2.2%)
90,400	WESCO International, Inc.[1,2]	3,583,456

Total Wholesale & Retail Trade		14,102,710

Total Common Stock (Cost $145,628,050)		153,654,489

Short-Term Investments (12.6%)
8,137,108	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	8,137,108
8,137,108	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	8,137,108
4,160,067	PNC Bank Money Market Fund	4,160,067

Total Short-Term Investments (Cost $20,434,283)		20,434,283

U.S Treasury Obligations (0.9%)
$500,000	U.S. Treasury Bills, 3.10%, 01/03/08[2]	499,914
250,000	U.S. Treasury Bills, 2.89%, 01/10/08[2]	249,859
250,000	U.S. Treasury Bills, 2.75%, 01/17/08[2]	249,744

Par/Shares		Value
U.S Treasury Obligations (continued)
$150,000	U.S. Treasury Bills, 3.04%, 01/24/08[2]	$149,732
50,000	U.S. Treasury Bills, 4.80%, 01/31/08[2]	49,883
100,000	U.S. Treasury Bills, 3.00%, 03/20/08	99,318
50,000	U.S. Treasury Bills, 3.63%, 05/15/08[2]	49,393
100,000	U.S. Treasury Bills, 3.28%, 06/19/08	98,466

Total U.S. Treasury Obligations (Cost $1,446,361)		1,446,309

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities (107.9%) (Cost $167,508,694)		175,535,081

Short-Term Investments Held As Collateral For Loaned Securities (11.6%)[3]
Institutional Money Market Trust
18,867,671	Institutional Money Market Trust
(Cost $18,867,671)		18,867,671

Total Investments (119.4%) (Cost $186,376,365)		194,402,752	[4]
Liabilities in Excess of Other Assets (-19.4%)		(31,656,381)

Total Net Assets (100.0%)		$162,746,371

[1]	Non-incoming producing security.
[2]	Security partially or fully on loan.
[3]	See Note 5 in Notes to Financial Statements.
[4]	At December 31, 2007, the market value of securities on loan for the Small/Mid Cap Value Fund was $18,076,274.

See accompanying notes.	9	CRM Funds

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2007 (Unaudited)

Shares		Value

Common Stock (93.7%)
Aerospace & Defense (3.1%)
1,947,400	Goodrich Corp.	$137,505,914

Computer Services & Software (7.2%)
1,259,500	Computer Sciences Corp.[1]	62,307,465
1,259,500	Electronic Arts, Inc.[1]	73,567,395
3,926,600	Parametric Technology Corp.[1]	70,089,810
4,312,900	Teradata Corp.[1]	118,216,589

		324,181,259

Consumer Products (0.5%)
275,200	Fortune Brands, Inc.	19,913,472

Electric, Gas, Water, & Utilities (10.1%)
1,428,800	Allegheny Energy, Inc.	90,885,968
4,170,004	CMS Energy Corp.[2]	72,474,670
2,275,500	PPL Corp.	118,530,795
1,603,500	Sempra Energy	99,224,580
1,566,400	Wisconsin Energy Corp.	76,299,344

		457,415,357

Finance & Insurance (14.2%)
Asset Management (6.3%)
3,850,600	Invesco Ltd.[2]	120,831,828
565,100	State Street Corp.	45,886,120
2,444,900	The Bank of New York Mellon Corp.	119,213,324

		285,931,272

Commercial Banks (4.5%)
6,639,780	People’s United Financial, Inc.	118,188,084
1,688,100	UnionBanCal Corp.	82,564,971

		200,753,055

Insurance Carriers (2.4%)
1,872,500	Lincoln National Corp.	109,016,950

Savings, Credit, & Other Financial Institutions (1.0%)
2,995,200	Hudson City Bancorp, Inc.	44,987,904

Total Finance & Insurance		640,689,181

Healthcare (6.9%)
Healthcare-Equipment (5.4%)
2,116,800	C.R. Bard, Inc.	200,672,640
809,700	Kinetic Concepts, Inc.[1,2]	43,367,532

		244,040,172

Healthcare-Supplies (1.4%)
878,500	Millipore Corp.[1]	64,288,630

Pharmaceuticals (0.1%)
115,886	IMS Health, Inc.	2,670,013

Total Healthcare		310,998,815

Manufacturing (29.0%)
Auto Parts & Equipment (1.4%)
1,280,066	WABCO Holdings, Inc.	64,118,506

Building Materials & Components (3.6%)
3,476,800	Trane, Inc.	162,401,328

Shares		Value

Manufacturing (continued)
Chemical & Allied Products (2.4%)
2,032,100	Rohm & Haas Co.	$107,843,547

Containers & Packaging (1.6%)
2,762,400	Pactiv Corp.[1]	73,562,712

Diversified Manufacturing Industries (1.6%)
1,995,100	Carlisle Cos., Inc.[2]	73,878,553

Diversified-Industrial Products (1.5%)
942,000	Textron, Inc.	67,164,600

Electronic Components & Equipment (6.3%)
2,085,000	Amphenol Corp. — Class A	96,681,450
5,302,500	NCR Corp.[1]	133,092,750
1,397,100	Tyco Electronics Ltd.	51,874,323

		281,648,523

Food & Beverage (4.6%)
756,740	Brown-Forman Corp. — Class B2	56,082,001
1,979,200	Campbell Soup Co.[2]	70,716,816
2,069,100	McCormick & Co., Inc.[2]	78,439,581

		205,238,398

Metal Products (1.3%)
686,200	Allegheny Technologies, Inc.	59,287,680

Misc. Manufacturing Industries (2.3%)
2,238,500	Oshkosh Truck Corp.	105,791,510

Semiconductors (2.4%)
11,091,900	LSI Corp.[1,2]	58,897,989
3,566,800	STMicroelectronics N.V.	51,005,240

		109,903,229

Total Manufacturing		1,310,838,586

Oil & Gas (9.4%)
841,400	ENSCO International, Inc.	50,164,268
1,741,000	Equitable Resources, Inc.	92,760,480
1,771,600	Oneok, Inc.	79,314,532
3,736,100	Questar Corp.	202,123,010

		424,362,290

Real Estate Investment Trusts (1.7%)
2,995,200	iStar Financial, Inc.[2]	78,024,960

Services (3.1%)
546,500	Dun & Bradstreet Corp.	48,436,295
1,586,600	Manpower, Inc.	90,277,540

		138,713,835

Wholesale & Retail Trade (8.5%)
Retail Department Stores (1.5%)
1,566,400	J. C. Penney Co., Inc.[2]	68,905,936

Specialty Retail Stores (5.1%)
2,016,200	Advance Auto Parts, Inc.	76,595,438
3,164,600	Dollar Tree Stores, Inc.[1]	82,026,432
3,132,800	Staples, Inc.[2]	72,273,696

		230,895,566

See accompanying notes.	10	CRM Funds

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2007 (Unaudited)

Par/ Shares		Value

Wholesale & Retail Trade (continued)
Wholesale Miscellaneous (1.9%)
1,809,800	Genuine Parts Co.	$83,793,740

Total Wholesale & Retail Trade		383,595,242

Total Common Stock (Cost $3,763,471,234)		4,226,238,911

Exchange Traded Funds (1.3%)
111,000	iShares Dow Jones U.S. Financial Sector Index Fund[2]	10,449,540
156,100	iShares Russell Midcap Index Fund	16,162,594
60,200	KBW Bank ETF[2]	2,621,710
101,900	Midcap SPDR Trust Series I2	15,804,690
112,300	Regional Bank HOLDRs Trust[2]	14,778,680

Total Exchange Traded Funds (Cost $58,518,122)		59,817,214

Short-Term Investments (3.3%)
74,521,177	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	74,521,177
74,521,177	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	74,521,177

Total Short-Term Investments (Cost $149,042,354)		149,042,354

U.S. Treasury Obligations (2.3%)
$20,000,000	U.S. Treasury Bills, 3.10%, 01/03/08[2]	19,996,555
17,000,000	U.S. Treasury Bills, 2.89%, 01/10/08[2]	16,990,438
2,000,000	U.S. Treasury Bills, 4.85%, 01/10/08[2]	1,998,914
19,000,000	U.S. Treasury Bills, 2.75%, 01/17/08[2]	18,980,578
20,000,000	U.S. Treasury Bills, 3.04%, 01/24/08[2]	19,964,222

Par/ Shares		Value

U.S. Treasury Obligations (continued)
$2,500,000	U.S. Treasury Bills, 4.80%, 01/31/08[2]	$2,494,140
2,000,000	U.S. Treasury Bills, 3.55%, 02/07/08[2]	1,994,200
2,500,000	U.S. Treasury Bills, 4.59%, 02/28/08[2]	2,488,185
2,000,000	U.S. Treasury Bills, 4.02%, 03/13/08[2]	1,987,870
5,000,000	U.S. Treasury Bills, 3.00%, 03/20/08	4,965,875
2,000,000	U.S. Treasury Bills, 4.00%, 04/03/08[2]	1,983,184
2,000,000	U.S. Treasury Bills, 3.95%, 05/01/08[2]	1,978,466
2,000,000	U.S. Treasury Bills, 3.63%, 05/15/08[2]	1,975,732
5,000,000	U.S. Treasury Bills, 3.28%, 06/19/08	4,923,300

Total U.S. Treasury Obligations (Cost $102,705,508)		102,721,659

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities (100.6%) (Cost $4,073,737,218)		4,537,820,138

Short-Term Investments Held As Collateral For Loaned Securities (7.2%)[3]
Institutional Money Market Trust
324,887,213	Institutional Money Market Trust
(Cost $324,887,213)		324,887,213

Total Investments (107.8%) (Cost $4,398,624,431)		4,862,707,351	[4]
Liabilities in Excess of Other Assets (-7.8%)		(351,699,056)

Total Net Assets (100.0%)		$4,511,008,295

[1]	Non-incoming producing security.
[2]	Security partially or fully on loan.
[3]	See Note 5 in Notes to Financial Statements.
[4]	At December 31, 2007, the market value of securities on loan for the Mid Cap Value Fund was $312,938,210.

See accompanying notes.	11	CRM Funds

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2007 (Unaudited)

Shares		Value

Common Stock (98.1%)
Aerospace & Defense (6.8%)
8,900	Boeing Co.	$778,394
15,300	Goodrich Corp.	1,080,333
21,800	United Technologies Corp.	1,668,572

		3,527,299

Computer Services & Software (8.1%)
22,200	Cisco Systems, Inc.[1]	600,954
50,900	Oracle Corp.[1]	1,149,322
59,700	Parametric Technology Corp.[1]	1,065,645
49,600	Teradata Corp.[1]	1,359,536

		4,175,457

Consumer Products (1.5%)
10,800	Procter & Gamble Co.	792,936

Electric, Gas, Water, & Utilities (5.5%)
9,000	Exelon Corp.	734,760
18,200	PPL Corp.	948,038
18,900	Sempra Energy	1,169,532

		2,852,330

Finance & Insurance (12.0%)
Asset Management (6.7%)
44,400	Invesco Ltd.	1,393,272
8,200	State Street Corp.	665,840
29,600	The Bank of New York Mellon Corp.	1,443,296

		3,502,408

Commercial Banks (2.2%)
63,400	People’s United Financial, Inc.	1,128,520

Financial Services (2.0%)
23,300	JP Morgan Chase & Co.	1,017,045

Insurance Carriers (1.1%)
9,500	American International Group, Inc.	553,850

Total Finance & Insurance		6,201,823

Healthcare (9.7%)
Healthcare-Equipment (5.5%)
22,500	C.R. Bard, Inc.	2,133,000
15,700	Edwards Lifesciences Corp.[1]	722,043

		2,855,043

Healthcare-Supplies (1.5%)
10,700	Millipore Corp.[1]	783,026

Pharmaceuticals (2.7%)
1,100	IMS Health, Inc.	25,344
15,900	Roche Holding AG, ADR[2]	1,357,860

		1,383,204

Total Healthcare		5,021,273

Manufacturing (31.9%)
Building Materials & Components (3.7%)
41,600	Trane, Inc.	1,943,136

Chemical & Allied Products (1.6%)
15,700	Rohm & Haas Co.	833,199

Shares		Value

Manufacturing (continued)
Computers & Office Equipment (1.8%)
18,500	Hewlett-Packard Co.	$933,880

Diversified-Industrial Products (1.4%)
10,600	Textron, Inc.	755,780

Electronic Components & Equipment (7.3%)
74,900	NCR Corp.[1]	1,879,990
23,200	Sony Corp., ADR[2]	1,259,760
16,900	Tyco Electronics Ltd.	627,497

		3,767,247

Food & Beverage (8.8%)
15,400	Cadbury Schweppes PLC, ADR[2,3]	760,298
26,800	Campbell Soup Co.	957,564
27,700	McCormick & Co., Inc.	1,050,107
8,900	Nestle SA, ADR[2]	1,019,050
10,300	PepsiCo, Inc.	781,770

		4,568,789

Machinery & Heavy Equipment (1.4%)
12,200	Thermo Fisher Scientific, Inc.[1]	703,696

Misc. Electrical Machinery, Equipment, &Supplies (1.7%)
24,100	General Electric Co.	893,387

Misc. Manufacturing Industries (1.3%)
14,200	Oshkosh Truck Corp.	671,092

Semiconductors (2.9%)
22,200	Intel Corp.	591,852
169,200	LSI Corp.[1]	898,452

		1,490,304

Total Manufacturing		16,560,510

Oil & Gas (9.0%)
21,400	Dresser-Rand Group, Inc.[1]	835,670
23,800	Oneok, Inc.	1,065,526
40,700	Questar Corp.	2,201,870
6,900	Total SA, ADR[2]	569,940

		4,673,006

Real Estate Investment Trusts (1.9%)
38,300	iStar Financial, Inc.	997,715

Services (3.4%)
Business Services (1.9%)
17,600	Manpower, Inc.	1,001,440
Telecommunications Services (1.5%)
18,800	AT&T, Inc.	781,328

Total Services		1,782,768

Wholesale & Retail Trade (8.3%)
Retail Apparel & Accessory Stores (1.8%)
35,000	Tween Brands, Inc.[1]	926,800

Retail Department Stores (3.1%)
14,600	J. C. Penney Co., Inc.	642,254
21,400	Kohl’s Corp.[1]	980,120

		1,622,374

See accompanying notes.	12	CRM Funds

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2007 (Unaudited)

Par/Shares		Value

Wholesale & Retail Trade (continued)
Specialty Retail Stores (1.8%)
40,100	Staples, Inc.	$925,107
Wholesale Miscellaneous (1.6%)
17,700	Genuine Parts Co.	819,510

Total Wholesale & Retail Trade		4,293,791

Total Common Stock (Cost $46,121,045)		50,878,908

Short-Term Investments (4.1%)
1,070,397	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	1,070,397
1,070,397	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	1,070,397

Total Short-Term Investments (Cost $2,140,794)		2,140,794

U.S. Treasury Obligations (1.8%)
$250,000	U.S. Treasury Bills, 3.10%, 01/03/08	249,957
150,000	U.S. Treasury Bills, 2.89%, 01/10/08	149,906
150,000	U.S. Treasury Bills, 2.75%, 01/17/08	149,830
200,000	U.S. Treasury Bills, 3.04%, 01/24/08	199,642
50,000	U.S. Treasury Bills, 4.80%, 01/31/08	49,883
100,000	U.S. Treasury Bills, 3.63%, 05/15/08	98,787

Total U.S. Treasury Obligations (Cost $897,813)		898,005

Total Investments (104.0%) (Cost $49,159,652)		53,917,707
Liabilities in Excess of Other Assets (-4.0%)		(2,052,308)

Total Net Assets (100.0%)		$51,865,399

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]	PLC — Public Limited Company.

See accompanying notes.	13	CRM Funds

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2007 (Unaudited)

Shares		Value

Common Stock (95.8%)
Aerospace & Defense (3.6%)
4,500	Goodrich Corp.	$317,745

Computer Services & Software (7.1%)
1,700	Electronic Arts, Inc.[1]	99,297
13,500	Parametric Technology Corp.[1]	240,975
10,800	Teradata Corp.[1]	296,028

		636,300

Electric, Gas, Water, & Utilities (4.7%)
4,200	PPL Corp.	218,778
3,200	Sempra Energy	198,016

		416,794

Finance & Insurance (15.5%)
Asset Management (5.8%)
6,500	Invesco Ltd.	203,970
6,400	The Bank of New York Mellon Corp.	312,064

		516,034

Commercial Banks (2.8%)
14,050	People’s United Financial, Inc.	250,090

Insurance Carriers (4.6%)
3,300	American International Group, Inc.	192,390
3,700	Lincoln National Corp.	215,414

		407,804

Savings, Credit, & Other Financial Institutions (2.4%)
9,200	Astoria Financial Corp.	214,084

Total Finance & Insurance		1,388,012

Healthcare (11.8%)
Healthcare-Equipment (7.9%)
3,700	C.R. Bard, Inc.	350,760
4,000	Edwards Lifesciences Corp.[1]	183,960
4,500	The Cooper Cos., Inc.	171,000

		705,720

Healthcare-Supplies (1.4%)
1,700	Millipore Corp.[1]	124,406

Pharmaceuticals (2.5%)
300	IMS Health, Inc.	6,912
2,600	Roche Holding AG, ADR[2]	222,040

		228,952

Total Healthcare		1,059,078

Manufacturing (36.3%)
Building Materials & Components (3.4%)
6,600	Trane, Inc.	308,286

Chemical & Allied Products (2.7%)
7,200	Rockwood Holdings, Inc.[1]	239,184

Diversified-Industrial Products (2.0%)
2,500	Textron, Inc.	178,250

Shares		Value

Manufacturing (continued)
Electronic Components & Equipment (6.2%)
8,900	Electronics for Imaging, Inc.[1]	$200,072
14,000	NCR Corp.[1]	351,400

		551,472

Food & Beverage (11.5%)
6,600	Campbell Soup Co.	235,818
7,500	Lance, Inc.	153,150
5,800	McCormick & Co., Inc.	219,878
2,000	Nestle SA, ADR[2]	229,000
3,200	Ralcorp Holdings, Inc.[1]	194,528

		1,032,374

Metal Products (1.9%)
2,200	Carpenter Technology Corp.	165,374

Misc. Electrical Machinery, Equipment, &Supplies (2.4%)
5,700	General Electric Co.	211,299

Misc. Industrial Machinery & Equipment (2.8%)
4,600	Kaydon Corp.	250,884

Misc. Manufacturing Industries (1.5%)
2,900	Oshkosh Truck Corp.	137,054

Semiconductors (1.9%)
32,000	LSI Corp.[1]	169,920

Total Manufacturing		3,244,097

Oil & Gas (6.8%)
4,200	Oneok, Inc.	188,034
7,800	Questar Corp.	421,980

		610,014

Real Estate Investment Trusts (3.1%)
6,800	DuPont Fabros Technology, Inc.	133,280
5,400	iStar Financial, Inc.	140,670

		273,950

Services (2.3%)
3,600	Manpower, Inc.	204,840

Wholesale & Retail Trade (4.6%)
Retail Apparel & Accessory Stores (2.9%)
10,500	Dress Barn, Inc.[1]	131,355
4,700	Tween Brands, Inc.[1]	124,456

		255,811

Specialty Retail Stores (1.7%)
6,100	Dollar Tree Stores, Inc.[1]	158,112

Total Wholesale & Retail Trade		413,923

Total Common Stock (Cost $8,405,979)		8,564,753

See accompanying notes.	14	CRM Funds

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2007 (Unaudited)

Shares		Value
Short-Term Investments (3.7%)
163,850	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	$163,850
163,849	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	163,849

Total Short-Term Investments (Cost $327,699)		327,699

Total Investments (99.5%) (Cost $8,733,678)		8,892,452
Other Assets and Liabilities (0.5%)		48,614

Total Net Assets (100.0%)		$8,941,066

[1]	Non-incoming producing security.
[2]	ADR — American Depository Receipt.

See accompanying notes.	15	CRM Funds

CRM FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2007 (Unaudited)

	Small Cap Value Fund	Small/Mid Cap Value Fund	Mid Cap Value Fund	Large Cap Opportunity Fund	All Cap Value Fund
ASSETS:
Investments
Investments, at cost	$685,137,999	$186,376,365	$4,398,624,431	$49,159,652	$8,733,678
Net unrealized appreciation	49,061,030	8,026,387	464,082,920	4,758,055	158,774

Total investments, at value	734,199,029	194,402,752	4,862,707,351	53,917,707	8,892,452
Receivable for Fund shares sold	2,299,573	998,684	17,258,223	25,507	50,000
Receivable for securities sold	3,304,259	201,798	3,462,758	41,372	6,896
Receivable from adviser	—	—	—	—	10,757
Dividends and interest receivable	383,279	121,955	6,642,787	67,879	13,000
Other assets	43,458	29,390	155,332	7,014	4,186

Total assets	740,229,598	195,754,579	4,890,226,451	54,059,479	8,977,291

LIABILITIES:
Obligation to return securities lending collateral	87,376,679	18,867,671	324,887,213	—	—
Payable for Fund shares redeemed	3,728,640	94,474	12,421,848	1,457,550	—
Payable for securities purchased	1,224,669	13,879,525	38,323,805	663,379	—
Accrued management fee	417,512	94,075	2,614,512	25,843	—
Other accrued expenses	189,475	72,463	970,778	47,308	36,225

Total liabilities	92,936,975	33,008,208	379,218,156	2,194,080	36,225

NET ASSETS	$647,292,623	$162,746,371	$4,511,008,295	$51,865,399	$8,941,066

COMPONENTS OF NET ASSETS
Paid-in capital	$612,841,362	$157,437,900	$4,117,689,316	$48,649,549	$8,924,004
Undistributed (distributions in excess of) net investment income	(1,357,004)	39,025	766,106	9,544	1,693
Accumulated net realized loss on investments	(13,252,765)	(2,756,941)	(71,530,047)	(1,551,749)	(143,405)
Net unrealized appreciation of investments	49,061,030	8,026,387	464,082,920	4,758,055	158,774

NET ASSETS	$647,292,623	$162,746,371	$4,511,008,295	$51,865,399	$8,941,066

NET ASSETS BY SHARE CLASS
Investor Shares	$190,752,215	$75,153,420	$1,706,336,026	$24,775,975	$5,816,045
Institutional Shares	456,540,408	87,592,951	2,804,672,269	27,061,668	3,098,177
Advisor Shares	—	—	—	27,756	26,844

NET ASSETS	$647,292,623	$162,746,371	$4,511,008,295	$51,865,399	$8,941,066

SHARES OF BENEFICIAL INTEREST OUTSTANDING
($0.01 par value, unlimited authorized shares)
Investor Shares	9,340,587	5,374,231	58,536,762	2,120,410	556,227
Institutional Shares	21,277,198	6,225,086	94,707,623	2,312,058	296,014
Advisor Shares	—	—	—	2,373	2,563

NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE)
Investor Shares	$20.42	$13.98	$29.15	$11.68	$10.46
Institutional Shares	$21.46	$14.07	$29.61	$11.70	$10.47
Advisor Shares	$—	$—	$—	$11.70	$10.47

See accompanying notes.	16	CRM Funds

CRM FUNDS

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2007 (Unaudited)

	Small Cap Value Fund	Small/Mid Cap Value Fund	Mid Cap Value Fund	Large Cap Opportunity Fund	All Cap Value Fund
INVESTMENT INCOME
Dividends	$4,660,841	$894,736	$36,592,238	$426,611	$62,720
Interest	9,167	22,886	1,822,427	15,945	—
Securities lending income	163,877	33,856	685,613	—	—
Foreign tax withheld	—	(309)	(22,118)	(2,526)	—

Total investment income	4,833,885	951,169	39,078,160	440,030	62,720

EXPENSES
Investment advisory fees	2,803,192	452,190	15,080,099	200,735	36,963
Administration and accounting fees	168,540	44,911	671,345	49,832	37,768
Custody fees	35,210	13,626	127,721	7,588	2,398
Transfer Agent fees	82,046	51,731	912,848	43,632	41,364
Shareholder reports	47,257	11,399	319,762	5,598	688
Shareholder services — Investor Shares	274,289	75,576	2,126,840	31,389	6,020
Trustee fees and expenses	20,953	2,697	111,282	1,315	167
Compliance services	5,676	768	30,818	377	52
Distribution fees — Advisor Shares	—	—	—	70	69
Registration fees	23,819	27,377	32,657	27,110	30,115
Professional fees	34,752	21,398	107,713	20,065	10,967
Miscellaneous	9,399	1,782	52,042	1,121	553

Total expenses	3,505,133	703,455	19,573,127	388,832	167,124
Distribution fees waived — Advisor Shares	—	—	—	(70)	(69)
Expenses waived/reimbursed	—	—	—	(49,598)	(112,399)

Net expenses	3,505,133	703,455	19,573,127	339,164	54,656

NET INVESTMENT INCOME	1,328,752	247,714	19,505,033	100,866	8,064

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investments	16,712,402	420,991	85,162,521	(364,763)	(63,991)
Net change in unrealized appreciation (depreciation) on investments	(112,770,608)	(7,692,875)	(201,214,714)	(703,881)	(508,534)

Net realized and unrealized loss on investments	(96,058,206)	(7,271,884)	(116,052,193)	(1,068,644)	(572,525)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(94,729,454)	$(7,024,170)	$(96,547,160)	$(967,778)	$(564,461)

See accompanying notes.	17	CRM Funds

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Small Cap Value Fund
	Six Months Ended December 31, 2007 (Unaudited)	Year Ended June 30, 2007
NET ASSETS — BEGINNING OF PERIOD	$862,239,526	$824,056,732

OPERATIONS
Net investment income	1,328,752	652,785
Net realized gain from investments	16,712,402	76,586,210
Net change in unrealized appreciation (depreciation) of investments	(112,770,608)	82,203,575

Net increase (decrease) in net assets resulting from operations	(94,729,454)	159,442,570

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income — Investor Shares	(425,163)	(328,508)
Net investment income — Institutional Shares	(2,260,593)	(583,689)
Net realized gains on investments — Investor Shares	(31,040,187)	(37,871,242)
Net realized gains on investments — Institutional Shares	(70,265,013)	(72,586,970)

Total distributions to shareholders	(103,990,956)	(111,370,409)

CAPITAL SHARE TRANSACTIONS
Sale of shares — Investor Shares	5,566,336	24,882,160
Sale of shares — Institutional Shares	37,312,779	101,612,377
Reinvestment of distributions — Investor Shares	29,570,995	36,397,997
Reinvestment of distributions — Institutional Shares	69,694,207	66,916,599
Redemption of shares — Investor Shares	(30,714,157)	(123,509,191)
Redemption of shares — Institutional Shares	(127,656,653)	(116,189,309)

Net decrease from capital share transactions	(16,226,493)	(9,889,367)

Total increase (decrease) in net assets	(214,946,903)	38,182,794

NET ASSETS — END OF PERIOD	$647,292,623	$862,239,526

Distributions in excess of net investment income	$(1,357,004)	$—

See accompanying notes.	18	CRM Funds

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Small/Mid Cap Value Fund
	Six Months Ended December 31, 2007 (Unaudited)	Year Ended June 30, 2007
NET ASSETS — BEGINNING OF PERIOD	$91,176,847	$61,402,626

OPERATIONS
Net investment income (loss)	247,714	(193,499)
Net realized gain from investments	420,991	6,990,114
Net change in unrealized appreciation (depreciation) on investments	(7,692,875)	11,643,885

Net increase (decrease) in net assets resulting from operations	(7,024,170)	18,440,500

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income — Investor Shares	(58,869)	—
Net investment income — Institutional Shares	(149,820)	—
Net realized gains on investments — Investor Shares	(4,495,165)	(1,739,914)
Net realized gains on investments — Institutional Shares	(4,399,434)	(2,058,676)
Net realized gains on investments — Advisor Shares[1]	—	(1,513)

Total distributions to shareholders	(9,103,288)	(3,800,103)

CAPITAL SHARE TRANSACTIONS
Sale of shares — Investor Shares	63,982,639	7,031,804
Sale of shares — Institutional Shares	43,486,991	20,070,708
Sale of shares — Advisor Shares	—	25,000
Reinvestment of distributions — Investor Shares	4,319,158	1,727,558
Reinvestment of distributions — Institutional Shares	4,415,925	2,009,285
Reinvestment of distributions — Advisor Shares	—	1,513
Redemption of shares — Investor Shares	(22,670,101)	(3,754,075)
Redemption of shares — Institutional Shares	(5,808,086)	(11,977,969)
Redemption of shares — Advisor Shares	(29,544)	—

Net increase from capital share transactions	87,696,982	15,133,824

Total increase in net assets	71,569,524	29,774,221

NET ASSETS — END OF PERIOD	$162,746,371	$91,176,847

Undistributed net investment income	$39,025	$—

[1]	Advisor Shares liquidated effective October 26, 2007. See Note 1 in Notes to Financial Statements.

See accompanying notes.	19	CRM Funds

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Mid Cap Value Fund
	Six Months Ended December 31, 2007 (Unaudited)	Year Ended June 30, 2007
NET ASSETS — BEGINNING OF PERIOD	$4,330,435,238	$2,905,546,604

OPERATIONS
Net investment income	19,505,033	21,782,050
Net realized gain from investments	85,162,521	285,948,589
Net change in unrealized appreciation (depreciation) on investments	(201,214,714)	497,015,763

Net increase (decrease) in net assets resulting from operations	(96,547,160)	804,746,402

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income — Investor Shares	(9,062,429)	(5,989,695)
Net investment income — Institutional Shares	(20,522,171)	(12,715,879)
Net realized gains on investments — Investor Shares	(159,196,297)	(73,349,511)
Net realized gains on investments — Institutional Shares	(261,687,907)	(107,945,459)

Total distributions to shareholders	(450,468,804)	(200,000,544)

CAPITAL SHARE TRANSACTIONS
Sale of shares — Investor Shares	266,877,926	536,828,021
Sale of shares — Institutional Shares	581,291,156	752,256,539
Reinvestment of distributions — Investor Shares	161,237,047	74,564,471
Reinvestment of distributions — Institutional Shares	243,261,432	105,327,853
Redemption of shares — Investor Shares	(227,252,865)	(271,937,479)
Redemption of shares — Institutional Shares	(297,825,675)	(376,896,629)

Net increase from capital share transactions	727,589,021	820,142,776

Total increase in net assets	180,573,057	1,424,888,634

NET ASSETS — END OF PERIOD	$4,511,008,295	$4,330,435,238

Undistributed net investment income	$766,106	$10,845,673

See accompanying notes.	20	CRM Funds

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Large Cap Opportunity Fund
	Six Months Ended December 31, 2007 (Unaudited)	Year Ended June 30, 2007
NET ASSETS — BEGINNING OF PERIOD	$52,468,582	$10,122,336

OPERATIONS
Net investment income	100,866	102,691
Net realized gain (loss) from investments	(364,763)	2,123,050
Net change in unrealized appreciation (depreciation) on investments	(703,881)	5,546,214

Net increase (decrease) in net assets resulting from operations	(967,778)	7,771,955

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income — Investor Shares	(41,910)	(14,354)
Net investment income — Institutional Shares	(117,454)	(26,844)
Net investment income — Advisor Shares	(114)	(18)
Net realized gains on investments — Investor Shares	(1,434,015)	(166,539)
Net realized gains on investments — Institutional Shares	(1,673,720)	(118,422)
Net realized gains on investments — Advisor Shares	(1,615)	(187)

Total distributions to shareholders	(3,268,828)	(326,364)

CAPITAL SHARE TRANSACTIONS
Sale of shares — Investor Shares	857,444	21,904,101
Sale of shares — Institutional Shares	3,385,904	15,513,875
Sale of shares — Advisor Shares	—	25,000
Reinvestment of distributions — Investor Shares	1,440,811	175,907
Reinvestment of distributions — Institutional Shares	1,766,698	139,088
Reinvestment of distributions — Advisor Shares	1,729	205
Redemption of shares — Investor Shares	(1,423,382)	(2,563,599)
Redemption of shares — Institutional Shares	(2,395,781)	(293,922)

Net increase from capital share transactions	3,633,423	34,900,655

Total increase (decrease) in net assets	(603,183)	42,346,246

NET ASSETS — END OF PERIOD	$51,865,399	$52,468,582

Undistributed net investment income	$9,544	$68,156

See accompanying notes.	21	CRM Funds

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	All Cap Value Fund
	Six Months Ended December 31, 2007 (Unaudited)	For the Period October 24, 2006[1] through June 30, 2007
NET ASSETS — BEGINNING OF PERIOD	$6,858,424	$—

OPERATIONS
Net investment income	8,064	391
Net realized gain (loss) from investments	(63,991)	117,516
Net change in unrealized appreciation (depreciation) on investments	(508,534)	667,308

Net increase (decrease) in net assets resulting from operations	(564,461)	785,215

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income — Investor Shares	(361)	(4,994)
Net investment income — Institutional Shares	(5,959)	(3,826)
Net investment income — Advisor Shares	(51)	(19)
Net realized gains on investments — Investor Shares	(118,634)	(2,253)
Net realized gains on investments — Institutional Shares	(65,677)	(1,343)
Net realized gains on investments — Advisor Shares	(560)	(15)

Total distributions to shareholders	(191,242)	(12,450)

CAPITAL SHARE TRANSACTIONS
Sale of shares — Investor Shares	2,145,975	4,627,850
Sale of shares — Institutional Shares	1,006,063	2,255,126
Sale of shares — Advisor Shares	—	25,000
Reinvestment of distributions — Investor Shares	117,958	7,233
Reinvestment of distributions — Institutional Shares	53,573	5,169
Reinvestment of distributions — Advisor Shares	611	34
Redemption of shares — Investor Shares	(273,655)	(780,930)
Redemption of shares — Institutional Shares	(212,180)	(53,823)

Net increase from capital share transactions	2,838,345	6,085,659

Total increase in net assets	2,082,642	6,858,424

NET ASSETS — END OF PERIOD	$8,941,066	$6,858,424

Undistributed net investment income	$1,693	$—

[1]	Commencement of Operations

See accompanying notes.	22	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

	Small Cap Value Fund — Investor Shares
	For the Six Months Ended December 31, 2007 (Unaudited)	For the Fiscal Years Ended June 30,
		2007	2006[1]	2005[1]		2004[1]		2003[1]
Net Asset Value — Beginning of Period	$27.78	$26.56	$26.41	$26.34		$19.77		$21.00

Investment operations:
Net investment income (loss)[2]	0.02	(0.02)	(0.06)	(0.10)		(0.14)		(0.07)
Net realized and unrealized gain (loss) on investments	(3.45)	5.06	3.73	2.53		6.71		(0.52)

Total from investment operations	(3.43)	5.04	3.67	2.43		6.57		(0.59)

Distributions to shareholders:
From net investment income	(0.05)	(0.03)	—	—		—		(0.02)
From net realized gains on investments	(3.88)	(3.79)	(3.52)	(2.36)		—		(0.62)

Total distributions to shareholders	(3.93)	(3.82)	(3.52)	(2.36)		—		(0.64)

Net Asset Value — End of Period	$20.42	$27.78	$26.56	$26.41		$26.34		$19.77

Total Return	(11.71)% [3]	20.47%	14.27%	9.46%		33.23%		(2.26)%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	1.11% [4]	1.12%	1.14%	1.22%	[5]	1.22%	[5]	1.27% [5]
Net investment income (loss)	0.18% [4]	(0.08)%	(0.23)%	(0.40)%	[5]	(0.58)%	[5]	(0.39)% [5]
Portfolio turnover rate	43% [3]	84%	80%	84%	[5]	77%	[5]	74% [5]
Net Assets at the end of period (000’s omitted)	$190,752	$245,746	$294,362	$273,817		$282,119		$181,296

[1]

Effective September 30, 2005, the Fund received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.

[2]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[3]	Not annualized.

[4]	Annualized.

[5]

For the periods prior to July 1, 2005, the Predecessor Fund operated as a feeder fund in a master-feeder structure. The ratios to average net assets include expenses allocated to the Predecessor Fund from the master fund, WT Investment Trust I — Small Cap Value Series (the “Series”), and the portfolio turnover reflects the investment activity of the Series.

See accompanying notes.	23	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Small Cap Value Fund — Institutional Shares
	For the Six Months Ended December 31, 2007 (Unaudited)	For the Fiscal Years Ended June 30,
		2007	2006[1]	2005[1]		2004[1]		2003[1]
Net Asset Value — Beginning of Period	$29.00	$27.58	$27.23	$27.03		$20.24		$21.42

Investment operations:
Net investment income (loss)[2]	0.06	0.04	0.01	(0.04)		(0.08)		(0.03)
Net realized and unrealized gain (loss) on investments	(3.60)	5.28	3.86	2.60		6.87		(0.51)

Total from investment operations	(3.54)	5.32	3.87	2.56		6.79		(0.54)

Distributions to shareholders:
From net investment income	(0.12)	(0.11)	—	—		—		(0.02)
From net realized gains on investments	(3.88)	(3.79)	(3.52)	(2.36)		—		(0.62)

Total distributions to shareholders	(4.00)	(3.90)	(3.52)	(2.36)		—		(0.64)

Net Asset Value — End of Period	$21.46	$29.00	$27.58	$27.23		$27.03		$20.24

Total Return	(11.57)% [3]	20.75%	14.60%	9.71%		33.55%		(1.98)%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	0.86% [4]	0.87%	0.89%	0.97%	[5]	0.97%	[5]	1.02% [5]
Net investment income (loss)	0.43% [4]	0.16%	0.02%	(0.15)%	[5]	(0.32)%	[5]	(0.15)% [5]
Portfolio turnover rate	43% [3]	84%	80%	84%	[5]	77%	[5]	74% [5]
Net Assets at the end of period (000’s omitted)	$456,540	$616,494	$529,694	$458,596		$361,660		$197,955

[1]

Effective September 30, 2005, the Fund received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.

[2]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[3]	Not annualized.

[4]	Annualized.

[5]

For the periods prior to July 1, 2005, the Predecessor Fund operated as a feeder fund in a master-feeder structure. The ratios to average net assets include expenses allocated to the Predecessor Fund from the master fund, WT Investment Trust I — Small Cap Value Series (the “Series”), and the portfolio turnover reflects the investment activity of the Series.

See accompanying notes.	24	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Small/Mid Cap Value Fund — Investor Shares
	For the Six Months Ended December 31, 2007 (Unaudited)		For the Fiscal Year Ended June 30,		For the Period September 1, 2004[1] through June 30, 2005[2]
			2007	2006[2]
Net Asset Value — Beginning of Period	$15.87		$13.00	$11.57	$10.00

Investment operations:
Net investment income (loss)[3]	0.03		(0.06)	(0.05)	0.12
Net realized and unrealized gain (loss) on investments	(1.00)		3.78	1.59	1.45

Total from investment operations	(0.97)		3.72	1.54	1.57

Distributions to shareholders:
From net investment income	(0.01)		—	(0.01)	—
From net realized gains on investments	(0.91)		(0.85)	(0.10)	—

Total distributions to shareholders	(0.92)		(0.85)	(0.11)	—

Net Asset Value — End of Period	$13.98		$15.87	$13.00	$11.57

Total Return	(5.95)%	[4]	29.55%	13.33%	15.70%	[4]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.27%	[5]	1.42%	1.47%	1.50%	[5,6]
Expenses, excluding reimbursement/waiver	1.27%	[5]	1.44%	1.48%	2.59%	[5,6]
Net investment income (loss), including reimbursement/waiver	0.34%	[5]	(0.41)%	(0.38)%	1.28%	[5,6]
Portfolio turnover rate	32%	[4]	94%	109%	71%	[4,6]
Net Assets at the end of period (000’s omitted)	$75,153		$37,191	$25,926	$25,566

[1]	Inception of Investor Shares.

[2]

Effective September 30, 2005, the Fund received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.

[3]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[4]	Not annualized.

[5]	Annualized.

[6]

For the periods prior to July 1, 2005, the Predecessor Fund operated as a feeder fund in a master-feeder structure. The ratios to average net assets include expenses allocated to the Predecessor Fund from the master fund, WT Investment Trust I — Small/Mid Cap Value Series (the “Series”), and the portfolio turnover reflects the investment activity of the Series.

See accompanying notes.	25	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Small/Mid Cap Value Fund — Institutional Shares
	For the Six Months Ended December 31, 2007 (Unaudited)		For the Fiscal Year Ended June 30,		For the Period September 1, 2004[1] through June 30, 2005[2]
			2007	2006[2]
Net Asset Value — Beginning of Period	$15.96		$13.05	$11.60	$10.00

Investment operations:
Net investment income (loss)[3]	0.04		(0.02)	(0.01)	0.04
Net realized and unrealized gain (loss) on investments	(0.99)		3.78	1.59	1.56

Total from investment operations	(0.95)		3.76	1.58	1.60

Distributions to shareholders:
From net investment income	(0.03)		—	(0.03)	—
From net realized gains on investments	(0.91)		(0.85)	(0.10)	—

Total distributions to shareholders	(0.94)		(0.85)	(0.13)	—

Net Asset Value — End of Period	$14.07		$15.96	$13.05	$11.60

Total Return	(5.79)%	[4]	29.75%	13.67%	16.00%	[4]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.06%	[5]	1.19%	1.22%	1.25%	[5,6]
Expenses, excluding reimbursement/waiver	1.06%	[5]	1.22%	1.22%	3.22%	[5,6]
Net investment income (loss), including reimbursement/waiver	0.48%	[5]	(0.18)%	(0.12)%	0.58%	[5,6]
Portfolio turnover rate	32%	[4]	94%	109%	71%	[4,6]
Net Assets at the end of period (000’s omitted)	$87,593		$53,955	$35,476	$6,584

[1]	Inception of Institutional Shares.

[2]

Effective September 30, 2005, the Fund received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.

[3]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[4]	Not annualized.
[5]	Annualized.
[6]

For the periods prior to July 1, 2005, the Predecessor Fund operated as a feeder fund in a master-feeder structure. The ratios to average net assets include expenses allocated to the Predecessor Fund from the master fund, WT Investment Trust I — Small/Mid Cap Value Series (the “Series”), and the portfolio turnover reflects the investment activity of the Series.

See accompanying notes.	26	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Mid Cap Value Fund — Investor Shares
	For the Six Months Ended December 31, 2007 (Unaudited)		For the Fiscal Years Ended June 30,
			2007	2006[1]	2005[1]		2004[1]		2003[1]
Net Asset Value — Beginning of Period	$33.18		$28.07	$26.08	$23.73		$17.57		$17.85

Investment operations:
Net investment income (loss)	0.12	[2]	0.15 [2]	0.10 [2]	0.33	[2]	(0.02)[2]		0.01
Net realized and unrealized gain (loss) on investments	(0.95)		6.76	2.86	3.17		6.20		(0.21)

Total from investment operations	(0.83)		6.91	2.96	3.50		6.18		(0.20)

Distributions to shareholders:
From net investment income	(0.17)		(0.14)	(0.17)	(0.09)		(0.02)		—
From net realized gains on investments	(3.03)		(1.66)	(0.80)	(1.06)		—		(0.08)

Total distributions to shareholders	(3.20)		(1.80)	(0.97)	(1.15)		(0.02)		(0.08)

Net Asset Value — End of Period	$29.15		$33.18	$28.07	$26.08		$23.73		$17.57

Total Return	(2.28)%	[3]	25.41%	11.55%	14.90%		35.22%		(1.07)%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.02%	[4]	1.04%	1.08%	1.20%	[5]	1.28%	[5]	1.37%	[5]
Expenses, excluding reimbursement/waiver	1.02%	[4]	1.04%	1.08%	1.20%	[5]	1.80%	[5]	1.40%	[5]
Net investment income (loss), including reimbursement/waiver	0.75%	[4]	0.48%	0.38%	1.31%	[5]	(0.10)%	[5]	0.04%	[5]
Portfolio turnover rate	35%	[3]	92%	110%	112%	[5]	152%	[5]	142%	[5]
Net Assets at the end of period (000’s omitted)	$1,706,336		$1,716,638	$1,136,565	$632,006		$136,994		$42,554

[1]

Effective September 30, 2005, the Fund received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.

[2]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[3]	Not annualized.

[4]	Annualized.

[5]

For the periods prior to July 1, 2005, the Predecessor Fund operated as a feeder fund in a master-feeder structure. The ratios to average net assets include expenses allocated to the Predecessor Fund from the master fund, WT Investment Trust I — Mid Cap Value Series (the “Series”), and the portfolio turnover reflects the investment activity of the Series.

See accompanying notes.	27	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Mid Cap Value Fund — Institutional Shares
	For the Six Months Ended December 31, 2007 (Unaudited)		For the Fiscal Years Ended June 30,
			2007	2006[1]	2005[1]		2004[1]		2003[1]
Net Asset Value — Beginning of Period	$33.69		$28.47	$26.43	$23.97		$17.70		$17.93

Investment operations:
Net investment income	0.16	[2]	0.22 [2]	0.17 [2]	0.37	[2]	0.03	[2]	0.04
Net realized and unrealized gain (loss) on investments	(0.97)		6.86	2.90	3.24		6.26		(0.19)

Total from investment operations	(0.81)		7.08	3.07	3.61		6.29		(0.15)

Distributions to shareholders:
From net investment income	(0.24)		(0.20)	(0.23)	(0.09)		(0.02)		—
From net realized gains on investments	(3.03)		(1.66)	(0.80)	(1.06)		—		(0.08)

Total distributions to shareholders	(3.27)		(1.86)	(1.03)	(1.15)		(0.02)		(0.08)

Net Asset Value — End of Period	$29.61		$33.69	$28.47	$26.43		$23.97		$17.70

Total Return	(2.20)%	[3]	25.69%	11.82%	15.22%		35.58%		(0.78)%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	0.81%	[4]	0.82%	0.83%	0.95%	[5]	1.01%	[5]	1.12%	[5]
Expenses, excluding reimbursement/waiver	0.81%	[4]	0.82%	0.83%	0.95%	[5]	1.01%	[5]	1.12%	[5]
Net investment income, including reimbursement/waiver	0.97%	[4]	0.71%	0.63%	1.56%	[5]	0.16%	[5]	0.29%	[5]
Portfolio turnover rate	35%	[3]	92%	110%	112%	[5]	152%	[5]	142%	[5]
Net Assets at the end of period (000’s omitted)	$2,804,672		$2,613,797	$1,768,982	$1,028,600		$337,365		$125,891

[1]

Effective September 30, 2005, the Fund received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.

[2]	The net investment income per share was calculated using the average shares outstanding method.

[3]	Not annualized.

[4]	Annualized.

[5]

For the periods prior to July 1, 2005, the Predecessor Fund operated as a feeder fund in a master-feeder structure. The ratios to average net assets include expenses allocated to the Predecessor Fund from the master fund, WT Investment Trust I — Mid Cap Value Series (the “Series”), and the portfolio turnover reflects the investment activity of the Series.

See accompanying notes.	28	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Large Cap Opportunity Fund — Investor Shares
	For the Six Months Ended December 31, 2007 (Unaudited)		For the Fiscal Year Ended June 30, 2007	For the Period December 1, 2005[1] through June 30, 2006
Net Asset Value — Beginning of Period	$12.68		$10.48	$10.00

Investment operations:
Net investment income[2]	0.01		0.02	—
Net realized and unrealized gain (loss) on investments	(0.26)		2.27	0.48

Total from investment operations	(0.25)		2.29	0.48

Distributions to shareholders:
From net investment income	(0.02)		(0.01)	—
From net realized gains on investments	(0.73)		(0.08)	—

Total distributions to shareholders	(0.75)		(0.09)	—

Net Asset Value — End of Period	$11.68		$12.68	$10.48

Total Return	(1.86)%	[3]	21.95%	4.80%	[3]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.40%	[4]	1.47%	1.50%	[4]
Expenses, excluding reimbursement/waiver	1.58%	[4]	1.80%	6.26%	[4]
Net investment income, including reimbursement/waiver	0.24%	[4]	0.15%	0.03%	[4]
Portfolio turnover rate	62%	[3]	119%	107%	[3]
Net Assets at the end of period (000’s omitted)	$24,776		$25,852	$2,243

[1]	Inception of Investor Shares.
[2]	The net investment income per share was calculated using the average shares outstanding method.
[3]	Not annualized.
[4]	Annualized.

See accompanying notes.	29	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Large Cap Opportunity Fund — Institutional Shares
	For the Six Months Ended December 31, 2007 (Unaudited)		For the Fiscal Year Ended June 30, 2007	For the Period December 1, 2005[1] through June 30, 2006
Net Asset Value — Beginning of Period	$12.71		$10.50	$10.00

Investment operations:
Net investment income[2]	0.03		0.05	0.02
Net realized and unrealized gain (loss) on investments	(0.26)		2.26	0.48

Total from investment operations	(0.23)		2.31	0.50

Distributions to shareholders:
From net investment income	(0.05)		(0.02)	—
From net realized gains on investments	(0.73)		(0.08)	—

Total distributions to shareholders	(0.78)		(0.10)	—

Net Asset Value — End of Period	$11.70		$12.71	$10.50

Total Return	(1.70)%	[3]	22.13%	5.00%	[3]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.15%	[4]	1.21%	1.25%	[4]
Expenses, excluding reimbursement/waiver	1.34%	[4]	1.55%	4.88%	[4]
Net investment income, including reimbursement/waiver	0.50%	[4]	0.42%	0.31%	[4]
Portfolio turnover rate	62%	[3]	119%	107%	[3]
Net Assets at the end of period (000’s omitted)	$27,062		$26,588	$7,880

[1]	Inception of Institutional Shares.

[2]	The net investment income per share was calculated using the average shares outstanding method.

[3]	Not annualized.

[4]	Annualized.

See accompanying notes.	30	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Large Cap Opportunity Fund — Advisor Shares
	For the Six Months Ended December 31, 2007 (Unaudited)		For the Period October 24, 2006[1] through June 30, 2007
Net Asset Value — Beginning of Period	$12.70		$11.34

Investment operations:
Net investment income[2]	0.03		0.03
Net realized and unrealized gain (loss) on investments	(0.25)		1.42

Total from investment operations	(0.22)		1.45

Distributions to shareholders:
From net investment income	(0.05)		(0.01)
From net realized gains on investments	(0.73)		(0.08)

Total distributions to shareholders	(0.78)		(0.09)

Net Asset Value — End of Period	$11.70		$12.70

Total Return	(1.62)%	[3]	12.89%	[3]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.15%	[4]	1.21%	[4]
Expenses, excluding reimbursement/waiver	1.83%	[4]	2.04%	[4]
Net investment income, including reimbursement/waiver	0.49%	[4]	0.42%	[4]
Portfolio turnover rate	62%	[3]	119%	[3,5]
Net Assets at the end of period (000’s omitted)	$28		$28

[1]	Inception of Advisor Shares.

[2]	The net investment income per share was calculated using the average shares outstanding method.

[3]	Not annualized.

[4]	Annualized.

[5]	Represents the portfolio turnover rate for the Fund for the period ended June 30, 2007.

See accompanying notes.	31	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	All Cap Value Fund — Investor Shares
	For the Six Months Ended December 31, 2007 (Unaudited)		For the Period October 24, 2006[1] through June 30, 2007
Net Asset Value — Beginning of Period	$11.40		$10.00

Investment operations:
Net investment income (loss)[2]	0.01		(0.01)
Net realized and unrealized gain (loss) on investments	(0.73)		1.43

Total from investment operations	(0.72)		1.42

Distributions to shareholders:
From net investment income	—	[3]	(0.01)
From net realized gains on investments	(0.22)		(0.01)

Total distributions to shareholders	(0.22)		(0.02)

Net Asset Value — End of Period	$10.46		$11.40

Total Return	(6.31)%	[4]	14.21%	[4]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.50%	[5]	1.50%	[5]
Expenses, excluding reimbursement/waiver	4.38%	[5]	6.13%	[5]
Net investment income (loss), including reimbursement/waiver	0.12%	[5]	(0.07)%	[5]
Portfolio turnover rate	37%	[4]	54%	[4]
Net Assets at the end of period (000’s omitted)	$5,816		$4,322

[1]	Inception of Investor Shares.

[2]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[3]	Amount represents less than $0.005.

[4]	Not annualized.

[5]	Annualized.

See accompanying notes.	32	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	All Cap Value Fund — Institutional Shares
	For the Six Months Ended December 31, 2007 (Unaudited)		For the Period October 24, 2006[1] through June 30, 2007
Net Asset Value — Beginning of Period	$11.42		$10.00

Investment operations:
Net investment income[2]	0.02		0.01
Net realized and unrealized gain (loss) on investments	(0.73)		1.44

Total from investment operations	(0.71)		1.45

Distributions to shareholders:
From net investment income	(0.02)		(0.02)
From net realized gains on investments	(0.22)		(0.01)

Total distributions to shareholders	(0.24)		(0.03)

Net Asset Value — End of Period	$10.47		$11.42

Total Return	(6.12)%	[3]	14.46%	[3]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.25%	[4]	1.25%	[4]
Expenses, excluding reimbursement/waiver	4.14%	[4]	5.84%	[4]
Net investment income, including reimbursement/waiver	0.35%	[4]	0.14%	[4]
Portfolio turnover rate	37%	[3]	54%	[3]
Net Assets at the end of period (000’s omitted)	$3,098		$2,508

[1]	Inception of Institutional Shares.

[2]	The net investment income per share was calculated using the average shares outstanding method.

[3]	Not annualized.

[4]	Annualized.

See accompanying notes.	33	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	All Cap Value Fund — Advisor Shares
	For the Six Months Ended December 31, 2007 (Unaudited)		For the Period October 24, 2006[1] through June 30, 2007
Net Asset Value — Beginning of Period	$11.43		$10.00

Investment operations:
Net investment income[2]	0.02		0.02
Net realized and unrealized gain (loss) on investments	(0.74)		1.43

Total from investment operations	(0.72)		1.45

Distributions to shareholders:
From net investment income	(0.02)		(0.01)
From net realized gains on investments	(0.22)		(0.01)

Total distributions to shareholders	(0.24)		(0.02)

Net Asset Value — End of Period	$10.47		$11.43

Total Return	(6.21)%	[3]	14.45%	[3]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.25%	[4]	1.25%	[4]
Expenses, excluding reimbursement/waiver	4.70%	[4]	6.40%	[4]
Net investment income, including reimbursement/waiver	0.30%	[4]	0.21%	[4]
Portfolio turnover rate	37%	[3]	54%	[3]
Net Assets at the end of period (000’s omitted)	$27		$29

[1]	Inception of Advisor Shares.

[2]	The net investment income per share was calculated using the average shares outstanding method.

[3]	Not annualized.
[4]	Annualized.

See accompanying notes.	34	CRM Funds

CRM FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Description of the Funds. CRM Small Cap Value Fund (“Small Cap Value Fund”), CRM Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”), CRM Mid Cap Value Fund (“Mid Cap Value Fund”), CRM Large Cap Opportunity Fund (“Large Cap Opportunity Fund”) and CRM All Cap Value Fund (“All Cap Value Fund”), (each, a “Fund” and collectively, the “Funds”) are series of CRM Mutual Fund Trust (the “Trust”). Prior to October 26, 2007, Large Cap Opportunity Fund was known as CRM Mid/Large Cap Value Fund. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Delaware statutory trust on March 30, 2005.

Each Fund offers Investor and Institutional Shares. Large Cap Opportunity Fund and All Cap Value Fund also offer Advisor Shares. Effective October 26, 2007, Small/Mid Cap Value Fund no longer offers Advisor Shares. Each class has different minimum investment requirements, fees and expenses. All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered only to those investors who invest in a Fund through an intermediary (i.e. broker) or through a consultant and who invest $1,000,000 or more or where related accounts total $1,000,000 or more when combined. Investor Shares are available to all investors and are subject to a shareholder servicing fee. Advisor Shares are available to all investors and are subject to a Rule 12b-1 distribution and shareholder servicing fee.

2.	Significant Accounting Policies. The following is a summary of the significant accounting policies of the Funds:

Security Valuation. The Funds value their assets based on current market values when such values are available. These prices normally are supplied by a pricing service.

In valuing a Fund’s assets, a security listed on the New York Stock Exchange (the “Exchange”) (and not sub- ject to restrictions against sale by the Fund on the Exchange) will be valued at its last sale price on the Exchange on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the Nasdaq Stock Market, for which there have been sales of such securities on such day, shall be valued at the last sale price reported on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such secu- rities quoted on the Stock Market System, but not listed on the National Market System, shall be valued at the mean between the closing asked price and the closing bid price. Unlisted securities that are not quoted on the Nasdaq Stock Market and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Short- term investments with remaining maturities of less than 61 days are valued at amortized cost.

Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees of the Trust (the “Board” or “Trustees”). The Trustees have delegated to Cramer Rosenthal McGlynn, LLC (“CRM”), the Funds’ investment adviser, the authority to approve fair value determinations in any situation that would impact a Fund’s NAV by less than a penny per share. If the proposed valuation would impact a Fund’s NAV by more than a penny per share, then the Board is respon-

35	CRM Funds

CRM FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

sible for determining an appropriate price. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. FAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of FAS 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes. Each Fund is treated as a separate entity for Federal income tax purposes and intends to qualify or to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.

Effective December 31, 2007, the Funds adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense.

Security Transactions and Investment Income. Investment security transactions are accounted for on a trade date basis. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Dividend income is recorded on the ex-dividend date. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro-rata basis among the Funds based on relative net assets.

Class Accounting. In calculating the NAV per share for each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, will be declared and paid annually.

Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in con- formity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

36	CRM Funds

CRM FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

3.	Advisory Fees and Other Transactions with Affiliates. CRM serves as investment adviser to the Funds. CRM receives an advisory fee from Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund and Large Cap Opportunity Fund of 0.75% of each Fund’s first $1 billion of average daily net assets; 0.70% of each Fund’s next $1 billion of average daily net assets; and 0.65% of each Fund’s average daily net assets in excess of $2 billion. For its advisory services to All Cap Value Fund, CRM receives 0.95% for the first $1 billion of average daily net assets; 0.90% of the next $1 billion of average daily net assets; and 0.85% in excess of $2 billion of average daily net assets.

CRM has contractually agreed to waive its fees and reimburse certain operating expenses of each Fund (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 1.50%, 1.25% and 1.75% of average daily net assets for the Investor Class, Institutional Class and Advisor Class, respectively. These undertakings will remain in place until November 1, 2010 for Small Cap Value Fund, Mid Cap Value Fund, Large Cap Opportunity Fund and All Cap Value Fund and until November 1, 2008 for Small/Mid Cap Value Fund. From time to time, CRM may agree to waive its fees to lower the annual operating expenses beyond the ones contractually agreed upon. Effective March 29, 2007, CRM voluntarily agreed to cap the annual expense ratio of Small/Mid Cap Value Fund not to exceed 1.35% and 1.10% for the Investor Class and Institutional Class, respectively; and the expense ratio of Large Cap Opportunity Fund not to exceed 1.40%, 1.15% and 1.65% for the Investor Class, Institutional Class and Advisor Class, respectively. These voluntary caps may be increased or terminated at any time.

CRM provides compliance services to the Funds. The Chief Compliance Officer (“CCO”) is an employee of CRM. The Funds are responsible for reimbursing CRM for the portion of his salary allocated to his duties as the CCO of the Funds at a rate of $75,000 per year.

Compensation of Trustees and Officers. Except for the CCO of the Funds, trustees and officers of the Funds who are interested persons of CRM, as defined in the 1940 Act, receive no compensation from the Funds.

Trustees of the Funds who are not interested persons of CRM, as defined in the 1940 Act (each an “Independent Trustee”), receive compensation and reimbursement of expenses. Each Independent Trustee receives aggregate annual compensation in the amount of $40,000 from the Trust. Under a Deferred Compensation Plan (the “Plan”) adopted August 12, 2005, an Independent Trustee may elect to defer receipt of all, or a portion, of his annual compensation. Deferred amounts credited to an Independent Trustee’s deferral account are treated as though such amounts have been invested and reinvested in Institutional Shares of one or more of the Funds until such amounts are distributed in accordance with the Plan. Trustees’ fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

Shareholder Servicing Fees. The Board has adopted a Shareholder Servicing Plan which allows each Fund to obtain, for its Investor Shares, the services of CRM and other qualified financial institutions to act as shareholder servicing agents for its shareholders. Under the plan, each Fund may pay shareholder servicing agents, including CRM, monthly fees at an annual rate not to exceed 0.25% of the Fund’s average daily net assets attributable to its Investor Shares.

37	CRM Funds

CRM FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Distribution Fees. The Board has adopted a Distribution Plan under Rule 12b-1 under the 1940 Act authorizing each Fund to pay fees for the sale and distribution of its Advisor Shares, and for services provided to Advisor Shares shareholders to maintain shareholder accounts. Under the Distribution Plan, each Fund may pay monthly fees at an annual rate not to exceed 0.50% of the Fund’s average daily net assets attributable to its Advisor Shares. Currently, only the Large Cap Opportunity Fund and All Cap Value Fund offer Advisor Shares. No fees were paid under the Distribution Plan for the semi-annual period ended December 31, 2007.

Sub-Transfer Agent Fees. Institutional Shares of each Fund are sold through certain Intermediaries that provide accounting, recordkeeping, and/or other services to shareholders. The Board of Trustees has approved payment of the fees charged by these Intermediaries for providing these sub-transfer agency services from the assets of the Institutional Shares of each Fund provided these fees do not exceed the charges the Fund would bear for these services if they were provided directly by the Funds’ transfer agent. CRM, as the Funds’ agent, remits these payments to the Intermediaries. In some cases, where the sub-transfer agency fees of an Intermediary are greater than the amounts paid to CRM by the Funds for that Intermediary, CRM may pay the balance of those fees itself.

4.	Investment Securities Transactions. The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) for the six months ended December 31, 2007, were as follows:

	Small Cap Value Fund	Small/Mid Cap Value Fund	Mid Cap Value Fund	Large Cap Opportunity Fund	All Cap Value Fund
Purchases	$308,394,140	$110,541,101	$1,711,673,269	$32,746,549	$5,336,446
Sales	(417,107,030)	(37,876,045)	(1,457,154,203)	(31,486,711)	(2,789,074)

5.	Securities Lending Agreement. The Funds may lend their securities pursuant to a securities lending agreement (“Lending Agreement”) with PFPC Trust Company. Security loans made pursuant to the Lending Agreement are required at all times to be secured by cash collateral at least equal to 102% of the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board of Trustees, is invested in short-term fixed income securities rated in the highest rating category by nationally recognized statistical rating organizations (or of comparable quality if unrated) with a maturity date of 397 days or less, including corporate obligations and money market mutual funds. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. PFPC Trust Company and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Fund. The Funds record securities lending income net of such allocations. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Funds, or at its discretion, replace the loaned securities. In the event of default or bankruptcy by PFPC Trust Company, realization and/or retention of the collateral may be subject to legal proceedings.

38	CRM Funds

CRM FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

6.	Capital Share Transactions. Transactions in shares of capital stock for the six months ended December 31, 2007 and the year ended June 30, 2007 were as follows:

	For the Six-Month Period Ended December 31, 2007			For the Year Ended June 30, 2007
	Investor Shares	Institutional Shares	Advisor Shares	Investor Shares	Institutional Shares	Advisor Shares
Small Cap Value Fund
Sold	224,223	1,428,423	—	937,177	3,694,554	—
Issued on reinvestment of distributions	1,513,357	3,394,750	—	1,443,792	2,546,294	—
Redeemed	(1,243,705)	(4,805,478)	—	(4,615,626)	(4,186,350)	—

Net increase (decrease)	493,875	17,695	—	(2,234,657)	2,054,498	—

Small/Mid Cap Value Fund
Sold	4,182,054	2,900,978	—	496,099	1,367,859	1,786
Issued on reinvestment of distributions	317,352	322,566	—	124,824	144,449	109
Redeemed	(1,469,147)	(378,886)	(1,895)	(270,688)	(850,929)	—

Net increase (decrease)	3,030,259	2,844,658	(1,895)	350,235	661,379	1,895

Mid Cap Value Fund
Sold	8,320,903	17,955,720	—	17,614,946	24,135,685	—
Issued on reinvestment of distributions	5,653,473	8,397,012	—	2,527,609	3,521,493	—
Redeemed	(7,168,112)	(9,224,074)	—	(8,896,154)	(12,210,163)	—

Net increase	6,806,264	17,128,658	—	11,246,401	15,447,015	—

Large Cap Opportunity Fund
Sold	69,471	267,385	—	2,027,512	1,353,302	2,205
Issued on reinvestment of distributions	125,945	154,162	151	15,138	11,959	17
Redeemed	(114,481)	(201,459)	—	(217,100)	(24,009)	—

Net increase	80,935	220,088	151	1,825,550	1,341,252	2,222

All Cap Value Fund[1]
Sold	189,904	91,333	—	452,144	223,780	2,500
Issued on reinvestment of distributions	11,587	5,257	60	704	503	3
Redeemed	(24,231)	(20,121)	—	(73,881)	(4,738)	—

Net increase	177,260	76,469	60	378,967	219,545	2,503

[1]	Commenced operations on October 24, 2006

7.	Federal Tax Information. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as “ordinary income” for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

39	CRM Funds

CRM FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The tax character of distributions paid during the six months ended December 31, 2007 and the fiscal year ended June 30, 2007 was as follows:

	Small Cap Value Fund	Small/Mid Cap Value Fund	Mid Cap Value Fund	Large Cap Opportunity Fund	All Cap Value Fund[1]
Six months ended December 31, 2007
Ordinary income	$25,978,923	$4,929,498	$244,665,667	$2,408,650	$170,195
Long-term capital gain	78,012,033	4,173,790	205,803,137	860,178	21,047

Total distributions	$103,990,956	$9,103,288	$450,468,804	$3,268,828	$191,242

Year ended June 30, 2007
Ordinary income	$25,778,425	$2,546,405	$84,137,495	$326,364	$12,450
Long-term capital gain	85,591,984	1,253,698	115,863,049	—	—

Total distributions	$111,370,409	$3,800,103	$200,000,544	$326,364	$12,450

[1]	Commencement of operations was October 24, 2006.

The total cost of investments and net unrealized appreciation or depreciation for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, and related gross unrealized appreciation and depreciation of securities held by each Fund at December 31, 2007 was as follows:

	Small Cap Value Fund	Small/Mid Cap Value Fund	Mid Cap Value Fund	Large Cap Opportunity Fund	All Cap Value Fund
Tax cost of investments	$693,353,886	$186,826,430	$4,406,128,240	$49,401,415	$8,736,660

Gross unrealized appreciation	$99,683,744	$15,060,598	$649,532,895	$6,314,083	$707,048
Gross unrealized depreciation	(58,838,601)	(7,484,276)	(192,953,784)	(1,797,791)	(551,256)

Net unrealized appreciation on investments	$40,845,143	$7,576,322	$456,579,111	$4,516,292	$155,792

The components of accumulated earnings (deficit) on a tax basis are determined at fiscal year end. Accordingly, the tax basis balances have not been determined at December 31, 2007.

8.	Contractual Obligations. The Funds enter into contracts in the normal course of business that contain a variety of indemnification obligations. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of liability for indemnity claims to be remote.

9.	Temporary Borrowing. The Funds participate in a $25 million revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions by shareholders. The Funds are charged an annual commitment fee, which is allocated across the Funds on the basis of each Fund’s allocation of the entire facility. The Funds may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of December 31, 2007, or at any time during the six months then ended.

40	CRM Funds

CRM FUNDS

OTHER INFORMATION (Unaudited)

CRM 130/30 Value Fund

The CRM 130/30 Value Fund (“130/30 Value Fund”), which offers Investor and Institutional Shares, commenced operations on December 31, 2007. Because the 130/30 Value Fund had no activity besides the initial purchase of Investor and Institutional Shares on December 31, 2007, no financial information was available to disclose in this semi-annual report.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust’s portfolios is available, without charge and upon request, by calling 800-CRM-2883 and on the SEC’s website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ended June 30th is available without charge and upon request by calling 800-CRM-2883, and on the SEC’s website listed above.

41	CRM Funds

DISCUSSION OF BOARD CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY AGREEMENT WITH CRM

At meetings held on November 27, 2007, the Trustees Committee and Board of Trustees of the Trust (the “Board”) considered the approval of the Investment Advisory Agreement between the Trust and CRM with respect to CRM 130/30 Value Fund.

In determining whether to approve the Investment Advisory Agreement with respect to CRM 130/30 Value Fund, the Board, including all of the Independent Trustees, reviewed and considered, among other items: (1) a memorandum from counsel setting forth the Board’s fiduciary duties under the 1940 Act and Delaware law and the factors the Board should consider in its evaluation of the Investment Advisory Agreement; and (2) a report based on information provided by Morningstar and on information available in public filings with the Securities and Exchange Commission comparing CRM 130/30 Value Fund’s proposed advisory fee and anticipated expenses to those of other mutual funds managed utilizing a 130/30 investment strategy. The Board also discussed and considered, with the assistance of independent counsel, reports of and presentations by CRM that described: (i) the nature, extent and quality of CRM’s services provided to the other series of the Trust and proposed to be provided to CRM 130/30 Value Fund; (ii) the experience and qualifications of the personnel providing those services; (iii) CRM’s investment philosophies and processes; (iv) CRM’s assets under management; (v) CRM’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) the proposed advisory fee arrangements with CRM; (vii) CRM’s compliance procedures; and (viii) an analysis of the expected profits of CRM related to its proposed services to CRM 130/30 Value Fund.

The Board, including all of the Independent Trustees, considered the following factors, none of which was determinative or controlling, and reached the following conclusions in determining whether to approve the Investment Advisory Agreement with respect to CRM 130/30 Value Fund:

Nature, Extent and Quality of Services Provided

The Board examined the nature, extent and quality of services provided by CRM to the other series of the Trust, and the quality and size of CRM’s professional portfolio management team. The Board considered CRM’s capabilities and experience in the development and implementation of its proprietary value-oriented investment process. The Board also considered CRM’s compliance programs and compliance record, and the Board’s dealings with CRM. Based on the foregoing, the Board determined that it was satisfied with the nature, extent and quality of the services proposed to be provided by CRM to CRM 130/30 Value Fund.

Fees and Expenses

In reaching its conclusions, the Board considered the fees and expenses to be paid by each class of CRM 130/30 Value Fund.

The Board considered that, unlike other mutual funds being managed utilizing a quantitative 130/30 investment strategy, CRM proposed to manage CRM 130/30 Value Fund utilizing its proprietary research-driven value-oriented investment philosophy. The Board considered the extensive research and analysis CRM proposed to conduct in order to identify compelling investment opportunities for CRM 130/30 Value Fund. The Board noted that CRM relied heavily on its own proprietary research to successfully implement its value-oriented investment philosophy, and that the cost of preparing this research was significant. Accordingly, CRM’s reliance on this

42	CRM Funds

DISCUSSION OF BOARD CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY AGREEMENT WITH CRM (Continued)

proprietary research might cause CRM’s research costs to exceed those of some other investment managers that largely rely upon research prepared by third parties, especially with larger cap companies, for which a good deal of third party research is available. The Board considered that CRM’s distinctive value-oriented investment philosophy had demonstrated its worth in the mutual fund context. The Board also considered the additional research, execution and risk management costs related to the short selling component of CRM 130/30 Value Fund’s investment strategy. The Board concluded that the costs of CRM’s proprietary research and the demonstrated long-term success of its distinctive investment philosophy may justify an investment advisory fee that is higher than the advisory fees paid by other mutual funds with similar investment objectives and strategies, and particularly mutual funds managed using a quantitative 130/30 investment approach.

The Board also compared the fees and expenses paid by each class of CRM 130/30 Value Fund with the fees and expenses paid by other mutual funds with similar investment objectives and strategies.

The Board noted that, based on the information provided, the proposed investment advisory fee for CRM 130/30 Value Fund was higher than the advisory fees paid by other mutual funds with similar investment objectives and strategies. The Board also noted that the proposed advisory fee for CRM 130/30 Value Fund was higher than the advisory fees being paid by CRM Small Cap Value Fund, CRM Small/Mid Cap Value Fund, CRM Mid Cap Value Fund, CRM Large Cap Opportunity Fund and CRM All Cap Value Fund. The Board considered the additional work and analysis required to identify investments for the short selling component of CRM 130/30 Value Fund’s investment strategy, the participation of CRM’s most experienced investment personnel in managing CRM 130/30 Value Fund, and the additional execution and risk management costs of managing CRM 130/30 Value Fund utilizing its 130/30 value investment strategy as compared to CRM’s traditional long-only investment strategy, would support charging a higher than average investment advisory fee.

The Board noted that, based on the information provided, the estimated annual operating expenses of each of Institutional Shares and Investor Shares of CRM 130/30 Value Fund, both before and after taking into account amounts proposed to be waived under a contractual expense limitation agreement between CRM and the Trust, were somewhat higher than the gross and net expenses paid by other mutual funds with similar investment objectives and strategies. The Board considered that the higher net expense ratios for each class of shares of CRM 130/30 Value Fund were in large measure the result of having a higher than average investment advisory fee.

Conclusion as to Fees and Expenses

In view of the costs of CRM’s proprietary research and the additional research, execution and risk management costs of managing CRM 130/30 Value Fund utilizing its 130/30 value investment strategy, the demonstrated long-term success of CRM’s value-oriented investment philosophy and the comparative fee and expense information presented at the meeting, the Board determined that the proposed investment advisory fee for CRM 130/30 Value Fund and the estimated annual operating expenses of each class of CRM 130/30 Value Fund were reasonable as compared to the fees paid by other mutual funds as presented in the materials, and supported approval of the Investment Advisory Agreement with respect to CRM 130/30 Value Fund.

43	CRM Funds

DISCUSSION OF BOARD CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY AGREEMENT WITH CRM (Continued)

Economies of Scale

The Board noted that unlike the other CRM Funds, the proposed investment advisory fee for CRM 130/30 Value Fund did not contain breakpoints that reduce the investment advisory fee rate on assets above specified levels. The Board determined that it would defer considering whether it would be appropriate to add breakpoints to the fee schedule of CRM 130/30 Value Fund so as to enable Fund investors to share in the benefits of economies of scale as CRM 130/30 Value Fund grows until CRM 130/30 Value Fund has grown sufficiently to warrant such a discussion.

Profitability

The Board analyzed CRM’s expected profits in relation to CRM 130/30 Value Fund and considered the methodology used by CRM in preparing the profitability information. The Board determined that, based on the information provided, the expected profit to CRM on the fees paid by CRM 130/30 Value Fund was not excessive in view of the nature, quality and extent of services to be provided.

Other Benefits

The Board considered the other benefits which CRM may receive from its relationship with CRM 130/30 Value Fund. They noted that it was proposed that CRM act as the shareholder servicing agent for Investor Shares of CRM 130/30 Value Fund and receive fees under a shareholder service plan adopted under Rule 12b-1 under the 1940 Act in connection with the services CRM provides or arranges as CRM 130/30 Value Fund’s shareholder servicing agent. The Board considered the fees anticipated to be received by CRM under the shareholder service plan, and the amounts anticipated to be paid by CRM to third party shareholder servicing agents. The Board noted that the amounts paid to the third party shareholder servicing agents of the other series of the Trust since the inception of the Trust exceeded the shareholder servicing fees paid by Investor Shares of such portfolios to CRM under the shareholder servicing plan and that CRM expected this to be the case for CRM 130/30 Value Fund as well. The Board considered how CRM uses soft dollars and the ways in which it proposes to conduct portfolio transactions and select brokers for CRM 130/30 Value Fund. The Board determined that any other benefits to be derived by CRM from managing CRM 130/30 Value Fund were reasonable and reflected in the fees under the Investment Advisory Agreement.

General Conclusion

Based on the foregoing considerations, the Board, including all of the Independent Trustees, determined that the terms of the Investment Advisory Agreement are reasonable, fair, and in the best interests of CRM 130/30 Value Fund and its shareholders, concluded that the proposed fees under the Investment Advisory Agreement with respect to CRM 130/30 Value Fund are fair and reasonable, and concluded that approval of the Investment Advisory Agreement is in the best interests of CRM 130/30 Value Fund and its shareholders.

44	CRM Funds

TRUSTEES

Louis Ferrante, CFA, CPA

Louis Klein, Jr., Esq.

Carlos A. Leal, CPA

Clement C. Moore, II

INVESTMENT ADVISER

Cramer Rosenthal McGlynn, LLC

520 Madison Avenue, 20th Floor

New York, NY 10022

ADMINISTRATOR

PFPC Inc.

301 Bellevue Parkway

Wilmington, DE 19809

LEGAL COUNSEL

Bingham McCutchen LLP

Investor Information:

800-CRM-2883

www.crmfunds.com

This report is authorized for distribution only to shareholders and to others who have received current prospectuses of the CRM Funds.

SEMI-ANNUAL REPORT

DECEMBER 31, 2007

CRM SMALL CAP

VALUE FUND

CRM SMALL/MID CAP

VALUE FUND

CRM MID CAP

VALUE FUND

CRM LARGE CAP OPPORTUNITY FUND (FORMERLY CRM MID/LARGE CAP VALUE FUND)

CRM ALL CAP

VALUE FUND

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive and Principal Financial Officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective based on the evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	CRM Mutual Fund Trust

By (Signature and Title) *	/s/ Ronald H. McGlynn
Ronald H. McGlynn, President and Chief Executive Officer
(Principal Executive Officer)

Date February 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *	/s/ Ronald H. McGlynn
Ronald H. McGlynn, President and Chief Executive Officer
(Principal Executive Officer)

Date February 26, 2008

By (Signature and Title) *	/s/ Carlos A. Leal
Carlos A. Leal, Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date February 26, 2008

*	Print the name and title of each signing officer under his or her signature.